S000083382 [Member] Average Annual Total Returns	12 Months Ended	21 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.99%		4.37% [1]
Performance Inception Date			Jan. 16, 2024
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	4.50% [1]
Performance Inception Date		Mar. 25, 2024

[1]	Inception date of Institutional Shares and Investor Shares was March 25, 2024 and January 16, 2024, respectively.